N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account Ten
Entity Central Index Key	0001851337
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Advanced Outcomes Annuity 333-254664
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals, including withdrawals up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
•If you withdraw money from your contract within 6 years following each Purchase
Payment, you may be assessed a withdrawal charge of up to 7% of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7%.
Expenses
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged $25.00 for each transfer in any contract year during the Accumulation Phase. The
$25.00 transfer fee will be waived on transfers made on our website or other electronic means acceptable by us. If the total number of transfers in a contract year during the
Accumulation Phase exceeds 50 (regardless of the manner in which the transfers are made), the waiver will no longer apply and you will be charged $25.00 per transfer.
Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.25%
	Investment Options[2] (Underlying Fund fees and expenses)	1.52%	46.07%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.20%[1]	0.75%[3]
1 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
2 As a percentage of Underlying Fund net assets.
3 As an annualized percentage of Net Purchase Payments.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $2,340	Highest Annual Cost: $7,971
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals, including withdrawals up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
•If you withdraw money from your contract within 6 years following each Purchase
Payment, you may be assessed a withdrawal charge of up to 7% of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $7,000 if your maximum withdrawal charge is 7%.
Expenses

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged $25.00 for each transfer in any contract year during the Accumulation Phase. The
$25.00 transfer fee will be waived on transfers made on our website or other electronic means acceptable by us. If the total number of transfers in a contract year during the
Accumulation Phase exceeds 50 (regardless of the manner in which the transfers are made), the waiver will no longer apply and you will be charged $25.00 per transfer.
Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.25%
	Investment Options[2] (Underlying Fund fees and expenses)	1.52%	46.07%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.20%[1]	0.75%[3]
1 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
2 As a percentage of Underlying Fund net assets.
3 As an annualized percentage of Net Purchase Payments.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $2,340	Highest Annual Cost: $7,971
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	1.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	46.07%
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund net assets.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.75%
Optional Benefits Footnotes [Text Block]	3 As an annualized percentage of Net Purchase Payments.Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost [Dollars]	$ 2,340
Highest Annual Cost [Dollars]	$ 7,971
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	You may transfer funds between the investment options, subject to certain restrictions and possible charges.•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.•Not all Underlying Funds may be available at the time the contract is purchased.•We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the contract’s optional benefits.•Withdrawals may reduce the value of the benefit, and if you surrender your contract, the benefit will terminate.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.•If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.•Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table
  The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted.Contract Owner Transaction Expenses
Maximum Withdrawal Charges (As a percentage of each Purchase Payment)	7%
Transfer Fee (Per transfer in any contract year. The fee for transfers made on our website or other electronic means acceptable by us will be waived. If the total number of transfers in a contract year during the Accumulation Phase exceeds 50 (regardless of the manner in which the transfers are made), the waiver will no longer apply and you will be charged $25.00 per transfer.)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	0	1	2	3	4	5	6+
	7%	7%	6%	5%	4%	3%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Base Contract Expenses (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.25%
Optional Death Benefits (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment[1]	0.20%
Optional 10-Year Account Value Buffer Benefit (calculated as percentage of Net Purchase Payments and deducted from the contract value)
10-Year Account Value Buffer Benefit Percentage[2]	Fee[3]
10% Benefit Buffer	0.40%
20% Benefit Buffer	0.75%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trust, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, (if applicable) and other expenses.	1.52%	46.07%
Footnotes to the Fee Table:[1] As a percentage of the average daily ending net asset value allocated to the Variable Portfolios. [2] A percentage selected by you to calculate the amount that will be credited under the 10-Year Account Value Buffer Benefit. [3] As an annualized percentage of Net Purchase Payments that will deducted from your contract value each Benefit Quarter Anniversary.
Transaction Expenses [Table Text Block]	Contract Owner Transaction Expenses
Maximum Withdrawal Charges (As a percentage of each Purchase Payment)	7%
Transfer Fee (Per transfer in any contract year. The fee for transfers made on our website or other electronic means acceptable by us will be waived. If the total number of transfers in a contract year during the Accumulation Phase exceeds 50 (regardless of the manner in which the transfers are made), the waiver will no longer apply and you will be charged $25.00 per transfer.)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	0	1	2	3	4	5	6+
	7%	7%	6%	5%	4%	3%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	7.00%
Exchange Fee, Maximum [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]	The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Base Contract Expenses (Deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.25%
Optional Death Benefits (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment[1]	0.20%
Optional 10-Year Account Value Buffer Benefit (calculated as percentage of Net Purchase Payments and deducted from the contract value)
10-Year Account Value Buffer Benefit Percentage[2]	Fee[3]
10% Benefit Buffer	0.40%
20% Benefit Buffer	0.75%

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Portfolio Company Expenses [Text Block]	Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, (if applicable) and other expenses.
Portfolio Company Expenses Minimum [Percent]	1.52%
Portfolio Company Expenses Maximum [Percent]	46.07%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,652
Surrender Expense, 1 Year, Minimum [Dollars]	9,371
Surrender Expense, 3 Years, Maximum [Dollars]	69,836
Surrender Expense, 3 Years, Minimum [Dollars]	14,186
Surrender Expense, 5 Years, Maximum [Dollars]	87,933
Surrender Expense, 5 Years, Minimum [Dollars]	18,263
Surrender Expense, 10 Years, Maximum [Dollars]	92,868
Surrender Expense, 10 Years, Minimum [Dollars]	30,682
Annuitized Expense, 1 Year, Maximum [Dollars]	2,652
Annuitized Expense, 1 Year, Minimum [Dollars]	2,371
Annuitized Expense, 3 Years, Maximum [Dollars]	63,836
Annuitized Expense, 3 Years, Minimum [Dollars]	8,186
Annuitized Expense, 5 Years, Maximum [Dollars]	83,933
Annuitized Expense, 5 Years, Minimum [Dollars]	14,263
Annuitized Expense, 10 Years, Maximum [Dollars]	92,868
Annuitized Expense, 10 Years, Minimum [Dollars]	30,682
No Surrender Expense, 1 Year, Maximum [Dollars]	2,652
No Surrender Expense, 1 Year, Minimum [Dollars]	2,371
No Surrender Expense, 3 Years, Maximum [Dollars]	63,836
No Surrender Expense, 3 Years, Minimum [Dollars]	8,186
No Surrender Expense, 5 Years, Maximum [Dollars]	83,933
No Surrender Expense, 5 Years, Minimum [Dollars]	14,263
No Surrender Expense, 10 Years, Maximum [Dollars]	92,868
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 30,682
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Structured Outcome Funds Risk. Certain Underlying Funds may employ Strategies which seek to provide a ‘structured outcome’ investment experience. Strategies seek to deliver performance defined by upside capture parameters and seek to provide targeted downside protection via downside parameters based on the performance of one or more referenced indices. Upside Parameters. The upside capture parameters could limit the upside participation of these Underlying Funds in rising referenced index or basket of equities performance relative to other funds that are not subject to such parameters. For each outcome period, an Underlying Fund's performance is subject to upside return parameters. These upside parameters may conflict with your investment objectives by limiting your ability to maximize growth of your investment: –Cap: The cap represents the maximum percentage return that these Underlying Funds can achieve, before contract fees, fund fees and expenses. This cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the referenced index or basket of equities experiences increases that exceeds the cap, you will not experience those excess gains.–Spread: The spread represents the first percentage gain in a referenced index associated with the Strategy that you will not participate in. The spread is a variable figure that will be determined on the Term Start Date.For example, if the spread is 1% and the performance of a referenced index is greater than the spread, the Underlying Fund will attempt to reflect the percentage gain of the referenced index minus the spread on the Term End Date, before contract fees, fund fees and expenses. –Participation Rate: The upside participation rate is the rate of participation in a referenced index associated with the Strategy and is designed to pass through such performance to the Underlying Fund. The upside participation rate is a variable figure that will be determined on the Term Start Date. If the upside participation rate is 50%, the Underlying Fund will attempt to reflect 50% of the positive performance of the referenced index on the Term End Date. For example, if the referenced index experiences a gain of 10% in price, the Underlying Fund's outcome would generally be 5% on the Term End Date, before contract fees, fund fees and expenses. –Trigger: The trigger seeks to produce a defined return that is only "triggered" (i.e., paid to the Underlying Fund, before contract fees, fund fees, and expenses) if the value of the referenced index at the end of the Underlying Fund's term is unchanged or has increased from the value of the referenced index at the beginning of the Underlying Fund's term.. Decreasing referenced index performance will not "trigger" a return.For example, if the trigger rate is 7% and the value of a referenced index at the end of the Underlying Fund's term has not changed or increased from its value at the beginning of the Underlying Fund's term, the Underlying Fund will seek an equity return of 7%, before contract fees, fund fees, and expenses. The Underlying Fund does not aim to produce index returns, and as such will not participate in any gains achieved by the referenced index, which could cause the Underlying Fund to underperform relative to the referenced index. If the trigger rate is "triggered", the defined return may be higher or lower than the referenced index's return over the same period. If the trigger rate is not "triggered", then the Underlying Fund's performance relative to the referenced index may still be higher or lower than the referenced index's return over the same period. If the Underlying Fund's collateral portfolio experiences losses, it could have the impact of reducing or completely eliminating the performance of the defined return or downside buffer, if applicable. Downside Parameters. The downside protection parameters provide limited protection in the event of decreasing referenced index or basket of equities performance. –Buffer: An Underlying Fund subject to a buffer of 10% will seek to protect against the first 10% of the referenced index price decrease over each outcome period, before contract fees, fund fees and expenses. You will bear any losses exceeding 10% related to the decrease in price of the referenced index. There is no guarantee that these Underlying Funds will successfully buffer against referenced index price decreases.–Participation Rate: The downside participation rate is the rate of participation in a negative return of the referenced index associated with the Strategy and is designed to pass through to the performance of the Underlying Fund. If the downside participation rate is 50%, the Underlying Fund will attempt to reflect 50% of the negative performance of the referenced index on the Term End Date. For example, if the referenced index experiences a loss of 10% in price, the Underlying Fund's outcome would generally be -5% on the Term End Date, before contract fees, fund fees and expenses. –Floor: The floor represents the maximum percentage of loss in a given referenced index that a Strategy will attempt to reflect via the performance of an Underlying Fund. If the floor in a Strategy is -10% and the performance of the referenced index is greater than this percentage, the floor would be the maximum negative performance that would be reflected in the Underlying Fund on the Term End Date.For example, assuming a floor of 10%, if the referenced index experiences a loss of 5% in price, the performance of the Underlying Fund would generally reflect a 5% loss. However, if the referenced index experiences a loss of 15%, the Underlying Fund will not generally reflect a loss greater than the floor of 10% before contract fees, fund fees and expenses. –Extended Buffer: The extended buffer seeks to provide a buffer against any losses of the Underlying Fund’s equity exposure within a specified percentage range (the “Buffer Range”).For example, if your Buffer Range is -5% and -20%, the extended buffer will seek to buffer against any losses the Underlying Fund incurs that are greater than 5% but less than 20% of the Underlying Fund’s equity exposure before contract fees, fund fees, and expenses. In seeking to buffer against an Underlying Fund’s downside equity exposure, the advisor of the Underlying Fund intends to purchase and sell options contracts on some or all of the equity exposure of the Underlying Fund. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the options the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price. The Underlying Fund’s advisor will make determinations on which options contracts to transact based upon industry weighting, market capitalizations, and other financial characteristics. The extended buffer parameter is only available for the Milliman - Capital Group Hedged U.S. Growth Strategy and the Milliman - Capital Group Hedged U.S. Income and Growth Strategy which seek to deliver performance based on a basket of equities rather than a referenced index. There are no guarantees that the extended buffer will achieve the intended results or that the advisor of the Underlying Fund will transact options in a manner or at the same level as an individual investor may deem appropriate. Additionally, the extended buffer could result in the Underlying Fund foregoing some of the upside returns on its basket of equities because the options contracts used to implement the extended buffer will result in a cap to the Underlying Fund’s upside return. The advisor of the Underlying Fund may use the term “hedging” when referring to the extended buffer. Please see the Underlying Funds’ prospectus for more details. The parameters of the Underlying Funds are designed to achieve or attempt to achieve their objectives over the entirety of the Underlying Fund’s outcome period. Therefore, if you invest in these Underlying Funds after its specified outcome period has already started, you risk your investment not experiencing the full effect of the parameters. Additionally, the specified outcomes of these Underlying Funds may not be realized. For more information, please see the Underlying Funds’ prospectuses. In an attempt to achieve an Underlying Fund's investment objective relative to the performance of a referenced index, an Underlying Fund may maintain a collateral portfolio comprised of investments in fixed income assets. The performance of these fixed income assets can increase or decrease the overall performance of the Underlying Fund irrespective of the performance of the referenced index or applicable parameters. This means that the performance of the Underlying Fund at the end of its term may be greater than or less than the referenced index's performance. It is possible in certain market scenarios that the performance of the fixed income investments can partially, or in some cases, completely negate positive referenced index performance resulting in negative Underlying Fund performance at the end of its term. Alternatively, the performance of the fixed income investments may result in the Underlying Fund outperforming the referenced index resulting in additional positive Underlying fund performance at the end of its term. Please see the Underlying Funds' prospectuses for complete details. Structured Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Account of the insurance company.Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The tax-deferral treatment, opportunity for long-term income, and the 10-Year Account Value Buffer Benefit available under this contract are generally more beneficial to investors with a long-term investment horizon.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. A total withdrawal (surrender)will result in the termination of your contract.Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.Election of Optional Benefit Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments. If you elect the 10-Year Account Value Buffer Benefit, you will not be able to make Purchase Payments on or after the 6th Benefit Year Anniversary.Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability.Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
  The following tables summarize information about the benefits available under the contract.Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a death benefit equal to the contract value	•Your Contract Value Death Benefit is equal to your Contract Value. Any restrictions or limitations that apply to your Contract Value apply to your Contract Value Death Benefit.
Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100. •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis. •The Systematic Withdrawal Program may be terminated by us at any time.
Automatic Payment Plan	Allows you to make automatic Purchase Payments
•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply.
•The Automatic Payment Plan may be terminated by us at any time.
•If the 10-Year Account Value Buffer Benefit is elected, the Automatic
Payment Plan will automatically terminate at the earlier of the 6th
Benefit Year Anniversary or the date in which you are no longer permitted to make subsequent Purchase Payments under the feature.

Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
10-Year Account Value Buffer Benefit
A guaranteed minimum
accumulation benefit,
designed to provide a
one-time credit (“Benefit”)
to your contract value in
the event that your contract
value on the 10th contract
anniversary date (“Benefit
Date”) is less than the Net
Purchase Payments.
0.75% (an annualized percentage of Net Purchase Payments)
•May be elected only at time of contract issuance.
•Cannot be elected by anyone who is age 76 or older.
•Purchase Payments may be subject to additional restrictions.
•May not be cancelled by you prior to the 6th Benefit Year
Anniversary, unless you surrender or annuitize your contract.
•May not be re-elected or reinstated after termination.
•May not be elected if the 10th contract anniversary date
("Benefit Date") is after the Latest Annuity Date.
•The feature terminates automatically following the Benefit
Date.
•Only effective during the Accumulation Phase.
•No subsequent purchase payments accepted after the 6th
Benefit Year Anniversary or after the age of 81 with the
election of this feature.
•We reserve the right to not accept subsequent Purchase
Payments before the 6th Benefit Year Anniversary.
•Withdrawals may reduce the value of the benefit, and if you surrender your contract, the benefit will terminate.
•May not be available for election through the broker-dealer with which your financial representative is affiliated.
•The broker-dealer with which your financial representative is affiliated may require you to elect the 10-Year Account Value
Buffer Benefit at time of contract issue.

Return of Purchase Payment Death Benefit	Provides a death benefit based on the greater of contract value or Net Purchase Payments	0.20% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issuance. Once
elected, death benefit option cannot be changed.
•Cannot be elected by anyone who is age 76 or older.
•Must notify us in writing of the beneficiary(ies) who will
receive any death benefit payments under the contract.
•Only effective during the Accumulation Phase.
•Withdrawals may significantly reduce the Benefit.
•We do not pay a death benefit if contract value is reduced to zero.
•May not be available for election through the broker-dealer with which your financial representative is affiliated.
•The broker-dealer with which your financial representative is affiliated may require you to elect the optional death benefit at time of contract issue.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a death benefit equal to the contract value	•Your Contract Value Death Benefit is equal to your Contract Value. Any restrictions or limitations that apply to your Contract Value apply to your Contract Value Death Benefit.
Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100. •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis. •The Systematic Withdrawal Program may be terminated by us at any time.
Automatic Payment Plan	Allows you to make automatic Purchase Payments
•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply.
•The Automatic Payment Plan may be terminated by us at any time.
•If the 10-Year Account Value Buffer Benefit is elected, the Automatic
Payment Plan will automatically terminate at the earlier of the 6th
Benefit Year Anniversary or the date in which you are no longer permitted to make subsequent Purchase Payments under the feature.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
10-Year Account Value Buffer Benefit
A guaranteed minimum
accumulation benefit,
designed to provide a
one-time credit (“Benefit”)
to your contract value in
the event that your contract
value on the 10th contract
anniversary date (“Benefit
Date”) is less than the Net
Purchase Payments.
0.75% (an annualized percentage of Net Purchase Payments)
•May be elected only at time of contract issuance.
•Cannot be elected by anyone who is age 76 or older.
•Purchase Payments may be subject to additional restrictions.
•May not be cancelled by you prior to the 6th Benefit Year
Anniversary, unless you surrender or annuitize your contract.
•May not be re-elected or reinstated after termination.
•May not be elected if the 10th contract anniversary date
("Benefit Date") is after the Latest Annuity Date.
•The feature terminates automatically following the Benefit
Date.
•Only effective during the Accumulation Phase.
•No subsequent purchase payments accepted after the 6th
Benefit Year Anniversary or after the age of 81 with the
election of this feature.
•We reserve the right to not accept subsequent Purchase
Payments before the 6th Benefit Year Anniversary.
•Withdrawals may reduce the value of the benefit, and if you surrender your contract, the benefit will terminate.
•May not be available for election through the broker-dealer with which your financial representative is affiliated.
•The broker-dealer with which your financial representative is affiliated may require you to elect the 10-Year Account Value
Buffer Benefit at time of contract issue.

Return of Purchase Payment Death Benefit	Provides a death benefit based on the greater of contract value or Net Purchase Payments	0.20% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issuance. Once
elected, death benefit option cannot be changed.
•Cannot be elected by anyone who is age 76 or older.
•Must notify us in writing of the beneficiary(ies) who will
receive any death benefit payments under the contract.
•Only effective during the Accumulation Phase.
•Withdrawals may significantly reduce the Benefit.
•We do not pay a death benefit if contract value is reduced to zero.
•May not be available for election through the broker-dealer with which your financial representative is affiliated.
•The broker-dealer with which your financial representative is affiliated may require you to elect the optional death benefit at time of contract issue.

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / LimitationsBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds Available Under the Contract
 The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Not all Underlying Funds may be available at the time the contract is purchased. With the exception of the Milliman Money Market Fund, all of the Underlying Funds in this variable annuity contain different Term Start Dates and Fund Frequencies. Therefore, not all the Underlying Funds listed herein may be available for allocation at the time you wish to invest in them. For initial and subsequent Purchase Payments, you can only provide allocation instructions for Current Funds, Next Funds and the Milliman Money Market Fund. Prior to your initial or subsequent Purchase Payment being allocated to one or more Next Funds, you must first elect to allocate your initial or subsequent Purchase Payment to the money market fund where it will be invested until it is transferred to the Next Funds on their respective Term Start Dates based on your allocation instructions. Note: In certain instances, this may cause your money to be invested in the money market fund for up to 90 days before being allocated to other funds per your allocation instructions. For Transfers, you may transfer funds to any Variable Portfolios with Term Start Dates that occurred on or before the transfer request. You may also request transfers to funds with Term Start Dates that have not yet occurred, provided, the Term Start Date occurs within 30 days from receipt of the transfer request. This variable annuity is unlike other variable annuities because it offers specific types of funds. Other than the money market fund, all of the Underlying Funds contained within this variable annuity employ strategies which seek to provide a ‘structured outcome’ investment experience. Strategies seek to deliver performance defined by upside capture parameters and seek to provide targeted downside protection parameters based on the performance of one or more referenced indices. There are no guarantees the parameters will be met. Please see the funds' prospectuses for complete details. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Cash	Milliman Money Market Fund – Class 3 Milliman Financial Risk Management, LLC	0.43%*	N/A	N/A	N/A
Large Cap Equity	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy – Class 3
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy – Class 3
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy – Class 3[1]
	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy – Class 3
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy – Class 3[1]
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Growth Strategy – Class 3
	Milliman-Capital Group Hedged U.S. Growth Fund Milliman Financial Risk Management, LLC	1.09%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Income and Growth Strategy – Class 3
	Milliman-Capital Group Hedged U.S. Income and Growth Fund Milliman Financial Risk Management, LLC	1.09%*	N/A	N/A	N/A
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]Closed for additional investment as of May 1, 2023.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Not all Underlying Funds may be available at the time the contract is purchased. With the exception of the Milliman Money Market Fund, all of the Underlying Funds in this variable annuity contain different Term Start Dates and Fund Frequencies. Therefore, not all the Underlying Funds listed herein may be available for allocation at the time you wish to invest in them. For initial and subsequent Purchase Payments, you can only provide allocation instructions for Current Funds, Next Funds and the Milliman Money Market Fund. Prior to your initial or subsequent Purchase Payment being allocated to one or more Next Funds, you must first elect to allocate your initial or subsequent Purchase Payment to the money market fund where it will be invested until it is transferred to the Next Funds on their respective Term Start Dates based on your allocation instructions. Note: In certain instances, this may cause your money to be invested in the money market fund for up to 90 days before being allocated to other funds per your allocation instructions. For Transfers, you may transfer funds to any Variable Portfolios with Term Start Dates that occurred on or before the transfer request. You may also request transfers to funds with Term Start Dates that have not yet occurred, provided, the Term Start Date occurs within 30 days from receipt of the transfer request. This variable annuity is unlike other variable annuities because it offers specific types of funds. Other than the money market fund, all of the Underlying Funds contained within this variable annuity employ strategies which seek to provide a ‘structured outcome’ investment experience. Strategies seek to deliver performance defined by upside capture parameters and seek to provide targeted downside protection parameters based on the performance of one or more referenced indices. There are no guarantees the parameters will be met. Please see the funds' prospectuses for complete details. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Cash	Milliman Money Market Fund – Class 3 Milliman Financial Risk Management, LLC	0.43%*	N/A	N/A	N/A
Large Cap Equity	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy – Class 3
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy – Class 3
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Strategy – Class 3[1]
	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy – Class 3
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy – Class 3
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Large Cap Equity (continued)	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (II) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I) Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Strategy – Class 3[1]
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)[1] Milliman Financial Risk Management, LLC	0.99%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Growth Strategy – Class 3
	Milliman-Capital Group Hedged U.S. Growth Fund Milliman Financial Risk Management, LLC	1.09%*	N/A	N/A	N/A
Milliman – Capital Group Hedged U.S. Income and Growth Strategy – Class 3
	Milliman-Capital Group Hedged U.S. Income and Growth Fund Milliman Financial Risk Management, LLC	1.09%*	N/A	N/A	N/A

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Advanced Outcomes Annuity 333-254664 | StructuredOutcomeFundsRiskMember
Prospectus:
Principal Risk [Text Block]	Structured Outcome Funds Risk. Certain Underlying Funds may employ Strategies which seek to provide a ‘structured outcome’ investment experience. Strategies seek to deliver performance defined by upside capture parameters and seek to provide targeted downside protection via downside parameters based on the performance of one or more referenced indices. Upside Parameters. The upside capture parameters could limit the upside participation of these Underlying Funds in rising referenced index or basket of equities performance relative to other funds that are not subject to such parameters. For each outcome period, an Underlying Fund's performance is subject to upside return parameters. These upside parameters may conflict with your investment objectives by limiting your ability to maximize growth of your investment: –Cap: The cap represents the maximum percentage return that these Underlying Funds can achieve, before contract fees, fund fees and expenses. This cap is set on the first day of an outcome period and may increase or decrease from one outcome period to the next. If the referenced index or basket of equities experiences increases that exceeds the cap, you will not experience those excess gains.–Spread: The spread represents the first percentage gain in a referenced index associated with the Strategy that you will not participate in. The spread is a variable figure that will be determined on the Term Start Date.For example, if the spread is 1% and the performance of a referenced index is greater than the spread, the Underlying Fund will attempt to reflect the percentage gain of the referenced index minus the spread on the Term End Date, before contract fees, fund fees and expenses. –Participation Rate: The upside participation rate is the rate of participation in a referenced index associated with the Strategy and is designed to pass through such performance to the Underlying Fund. The upside participation rate is a variable figure that will be determined on the Term Start Date. If the upside participation rate is 50%, the Underlying Fund will attempt to reflect 50% of the positive performance of the referenced index on the Term End Date. For example, if the referenced index experiences a gain of 10% in price, the Underlying Fund's outcome would generally be 5% on the Term End Date, before contract fees, fund fees and expenses. –Trigger: The trigger seeks to produce a defined return that is only "triggered" (i.e., paid to the Underlying Fund, before contract fees, fund fees, and expenses) if the value of the referenced index at the end of the Underlying Fund's term is unchanged or has increased from the value of the referenced index at the beginning of the Underlying Fund's term.. Decreasing referenced index performance will not "trigger" a return.For example, if the trigger rate is 7% and the value of a referenced index at the end of the Underlying Fund's term has not changed or increased from its value at the beginning of the Underlying Fund's term, the Underlying Fund will seek an equity return of 7%, before contract fees, fund fees, and expenses. The Underlying Fund does not aim to produce index returns, and as such will not participate in any gains achieved by the referenced index, which could cause the Underlying Fund to underperform relative to the referenced index. If the trigger rate is "triggered", the defined return may be higher or lower than the referenced index's return over the same period. If the trigger rate is not "triggered", then the Underlying Fund's performance relative to the referenced index may still be higher or lower than the referenced index's return over the same period. If the Underlying Fund's collateral portfolio experiences losses, it could have the impact of reducing or completely eliminating the performance of the defined return or downside buffer, if applicable. Downside Parameters. The downside protection parameters provide limited protection in the event of decreasing referenced index or basket of equities performance. –Buffer: An Underlying Fund subject to a buffer of 10% will seek to protect against the first 10% of the referenced index price decrease over each outcome period, before contract fees, fund fees and expenses. You will bear any losses exceeding 10% related to the decrease in price of the referenced index. There is no guarantee that these Underlying Funds will successfully buffer against referenced index price decreases.–Participation Rate: The downside participation rate is the rate of participation in a negative return of the referenced index associated with the Strategy and is designed to pass through to the performance of the Underlying Fund. If the downside participation rate is 50%, the Underlying Fund will attempt to reflect 50% of the negative performance of the referenced index on the Term End Date. For example, if the referenced index experiences a loss of 10% in price, the Underlying Fund's outcome would generally be -5% on the Term End Date, before contract fees, fund fees and expenses. –Floor: The floor represents the maximum percentage of loss in a given referenced index that a Strategy will attempt to reflect via the performance of an Underlying Fund. If the floor in a Strategy is -10% and the performance of the referenced index is greater than this percentage, the floor would be the maximum negative performance that would be reflected in the Underlying Fund on the Term End Date.For example, assuming a floor of 10%, if the referenced index experiences a loss of 5% in price, the performance of the Underlying Fund would generally reflect a 5% loss. However, if the referenced index experiences a loss of 15%, the Underlying Fund will not generally reflect a loss greater than the floor of 10% before contract fees, fund fees and expenses. –Extended Buffer: The extended buffer seeks to provide a buffer against any losses of the Underlying Fund’s equity exposure within a specified percentage range (the “Buffer Range”).For example, if your Buffer Range is -5% and -20%, the extended buffer will seek to buffer against any losses the Underlying Fund incurs that are greater than 5% but less than 20% of the Underlying Fund’s equity exposure before contract fees, fund fees, and expenses. In seeking to buffer against an Underlying Fund’s downside equity exposure, the advisor of the Underlying Fund intends to purchase and sell options contracts on some or all of the equity exposure of the Underlying Fund. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the options the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price. The Underlying Fund’s advisor will make determinations on which options contracts to transact based upon industry weighting, market capitalizations, and other financial characteristics. The extended buffer parameter is only available for the Milliman - Capital Group Hedged U.S. Growth Strategy and the Milliman - Capital Group Hedged U.S. Income and Growth Strategy which seek to deliver performance based on a basket of equities rather than a referenced index. There are no guarantees that the extended buffer will achieve the intended results or that the advisor of the Underlying Fund will transact options in a manner or at the same level as an individual investor may deem appropriate. Additionally, the extended buffer could result in the Underlying Fund foregoing some of the upside returns on its basket of equities because the options contracts used to implement the extended buffer will result in a cap to the Underlying Fund’s upside return. The advisor of the Underlying Fund may use the term “hedging” when referring to the extended buffer. Please see the Underlying Funds’ prospectus for more details. The parameters of the Underlying Funds are designed to achieve or attempt to achieve their objectives over the entirety of the Underlying Fund’s outcome period. Therefore, if you invest in these Underlying Funds after its specified outcome period has already started, you risk your investment not experiencing the full effect of the parameters. Additionally, the specified outcomes of these Underlying Funds may not be realized. For more information, please see the Underlying Funds’ prospectuses. In an attempt to achieve an Underlying Fund's investment objective relative to the performance of a referenced index, an Underlying Fund may maintain a collateral portfolio comprised of investments in fixed income assets. The performance of these fixed income assets can increase or decrease the overall performance of the Underlying Fund irrespective of the performance of the referenced index or applicable parameters. This means that the performance of the Underlying Fund at the end of its term may be greater than or less than the referenced index's performance. It is possible in certain market scenarios that the performance of the fixed income investments can partially, or in some cases, completely negate positive referenced index performance resulting in negative Underlying Fund performance at the end of its term. Alternatively, the performance of the fixed income investments may result in the Underlying Fund outperforming the referenced index resulting in additional positive Underlying fund performance at the end of its term. Please see the Underlying Funds' prospectuses for complete details. Structured Outcome Funds are not guarantees, and unlike such guarantees, are not backed by the General Account of the insurance company.
Advanced Outcomes Annuity 333-254664 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The tax-deferral treatment, opportunity for long-term income, and the 10-Year Account Value Buffer Benefit available under this contract are generally more beneficial to investors with a long-term investment horizon.
Advanced Outcomes Annuity 333-254664 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. A total withdrawal (surrender)will result in the termination of your contract.
Advanced Outcomes Annuity 333-254664 | VariablePortfolioRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Advanced Outcomes Annuity 333-254664 | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.
Advanced Outcomes Annuity 333-254664 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments. If you elect the 10-Year Account Value Buffer Benefit, you will not be able to make Purchase Payments on or after the 6th Benefit Year Anniversary.
Advanced Outcomes Annuity 333-254664 | MinimumContractValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Advanced Outcomes Annuity 333-254664 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account are subject to our financial strength and claims-paying ability.
Advanced Outcomes Annuity 333-254664 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Advanced Outcomes Annuity 333-254664 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Advanced Outcomes Annuity 333-254664 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can gain or lose money by investing in this contract, including possible loss of your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Advanced Outcomes Annuity 333-254664 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.•The tax-deferral treatment, the opportunity for long-term income, and the 10-Year Account Value Buffer Benefit available under this contract are generally more beneficial to investors with a long-term investment horizon.
Advanced Outcomes Annuity 333-254664 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.•Each investment option has its own unique risks.•You should review the investment options before making an investment decision.•If you invest in a structured outcome fund after its specified outcome period has already started, you risk your investment not experiencing the full effect of the parameters.•The specified outcomes of a structured outcome fund may not be realized, and you risk losing some or all of your investment in those Underlying Funds.
Advanced Outcomes Annuity 333-254664 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, American General Life Insurance Company. Any obligations, guarantees, and benefits of the contract are subject to our claims-paying ability. The risks related to the insurance company are not applicable to the insurance company's Separate Account, which is insulated. More information about us is available upon request by calling the Annuity Service Center at (877) 445-1AOA (1262) or visiting www.corebridgefinancial.com/annuities.
Advanced Outcomes Annuity 333-254664 | MillimanMoneyMarketFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Cash
Portfolio Company Name [Text Block]	Milliman Money Market Fund
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.43%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withParUpOutcomeFundJanJulClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withParUpOutcomeFundFebAugClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withParUpOutcomeFundMarSepClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withParUpOutcomeFundAprOctClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withParUpOutcomeFundMayNovClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withParUpOutcomeFundJunDecClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withTriggerOutcomeFundJanJulClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withTriggerOutcomeFundFebAugClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withTriggerOutcomeFundMarSepClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withTriggerOutcomeFundAprOctClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withTriggerOutcomeFundMayNovClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthBufferedSP500withTriggerOutcomeFundJunDecClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthParredDownSP500withParUpOutcomeFundJanJulClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthParredDownSP500withParUpOutcomeFundFebAugClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthParredDownSP500withParUpOutcomeFundMarSepClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthParredDownSP500withParUpOutcomeFundAprOctClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthParredDownSP500withParUpOutcomeFundMayNovClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6MonthParredDownSP500withParUpOutcomeFundJunDecClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundJanClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundFebClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundMarClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundAprClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundMayClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundJunClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundJulClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundAugClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundSepClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundOctClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundNovClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500withSpreadOutcomeFundDecClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundJanClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundFebClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundMarClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundAprClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundMayClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundJunClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundJulClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundAugClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundSepClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundOctClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundNovClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearFlooredSP500withParUpOutcomeFundDecClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500MSCIEAFEwithStackerCapOutcomeFundFebClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundJanClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundFebClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundMarClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundAprClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundMayClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundJunClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundJulClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundAugClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundSepClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundOctClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundNovClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman1YearBufferedSP500NasdaqwithStackerCapOutcomeFundDecClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearBufferedSP500withParUpOutcomeFundJanIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearBufferedSP500withParUpOutcomeFundJanIIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearBufferedSP500withParUpOutcomeFundAprIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearBufferedSP500withParUpOutcomeFundAprIIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearBufferedSP500withParUpOutcomeFundJulIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearBufferedSP500withParUpOutcomeFundJulIIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (II)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearBufferedSP500withParUpOutcomeFundOctIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearParredDownSP500withParUpOutcomeFundAprIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | Milliman6YearParredDownSP500withParUpOutcomeFundJulIClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.99%
Advanced Outcomes Annuity 333-254664 | MillimanCapitalGroupHedgedUSGrowthFundClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman-Capital Group Hedged U.S. Growth Fund
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	1.09%
Advanced Outcomes Annuity 333-254664 | MillimanCapitalGroupHedgedUSIncomeandGrowthFundClass3Member
Prospectus:
Portfolio Company Name [Text Block]	Milliman-Capital Group Hedged U.S. Income and Growth Fund
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	1.09%
Advanced Outcomes Annuity 333-254664 | ContractValueDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the contract value
Brief Restrictions / Limitations [Text Block]	•Your Contract Value Death Benefit is equal to your Contract Value. Any restrictions or limitations that apply to your Contract Value apply to your Contract Value Death Benefit.
Name of Benefit [Text Block]	Contract Value Death Benefit
Operation of Benefit [Text Block]	Contract Value Death Benefit The Contract Value death benefit is equal to the contract value as of the end of the NYSE business day we receive all required documentation in Good Order before the Transaction Cutoff. If we receive all required documentation in Good Order after the Transaction Cutoff, the Contract Value death benefit will be equal to the contract value as of the end of the following NYSE business day. In order to process a Contract Value death benefit the same day a request is made, the request and all required documentation must be received by us in Good Order before the Transaction Cutoff. Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit. Please note that not all death benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Advanced Outcomes Annuity 333-254664 | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals from your contract
Brief Restrictions / Limitations [Text Block]	•Minimum withdrawal amount is $100.•Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis.•The Systematic Withdrawal Program may be terminated by us at any time.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Advanced Outcomes Annuity 333-254664 | AutomaticPaymentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Payment Plan
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply.•The Automatic Payment Plan may be terminated by us at any time.•If the 10-Year Account Value Buffer Benefit is elected, the Automatic Payment Plan will automatically terminate at the earlier of the 6th Benefit Year Anniversary or the date in which you are no longer permitted to make subsequent Purchase Payments under the feature.
Name of Benefit [Text Block]	Automatic Payment Plan
Advanced Outcomes Annuity 333-254664 | TenYearAccountValueBufferBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.75%
Optional Benefit Expense, Footnotes [Text Block]	A percentage selected by you to calculate the amount that will be credited under the 10-Year Account Value Buffer Benefit.[3] As an annualized percentage of Net Purchase Payments that will deducted from your contract value each Benefit Quarter Anniversary.
Name of Benefit [Text Block]	10-Year Account Value Buffer Benefit
Purpose of Benefit [Text Block]	A guaranteed minimum accumulation benefit, designed to provide a one-time credit (“Benefit”) to your contract value in the event that your contract value on the 10th contract anniversary date (“Benefit Date”) is less than the Net Purchase Payments.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.75%
Optional Benefit Expense, Footnotes [Text Block]	A percentage selected by you to calculate the amount that will be credited under the 10-Year Account Value Buffer Benefit.[3] As an annualized percentage of Net Purchase Payments that will deducted from your contract value each Benefit Quarter Anniversary.
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issuance.•Cannot be elected by anyone who is age 76 or older.•Purchase Payments may be subject to additional restrictions.•May not be cancelled by you prior to the 6th Benefit Year Anniversary, unless you surrender or annuitize your contract.•May not be re-elected or reinstated after termination.•May not be elected if the 10th contract anniversary date ("Benefit Date") is after the Latest Annuity Date.•The feature terminates automatically following the Benefit Date.•Only effective during the Accumulation Phase.•No subsequent purchase payments accepted after the 6thBenefit Year Anniversary or after the age of 81 with the election of this feature.•We reserve the right to not accept subsequent Purchase Payments before the 6th Benefit Year Anniversary.•Withdrawals may reduce the value of the benefit, and if you surrender your contract, the benefit will terminate.•May not be available for election through the broker-dealer with which your financial representative is affiliated.•The broker-dealer with which your financial representative is affiliated may require you to elect the 10-Year Account Value Buffer Benefit at time of contract issue.
Benefits Description [Table Text Block]
OPTIONAL 10-Year Account Value BUFFER Benefit
General Information The 10-Year Account Value Buffer Benefit is an optional guaranteed minimum accumulation benefit. The feature provides a one-time credit (“Benefit”) to your contract value in the event that your contract value on the 10th Benefit Year Anniversary (“Benefit Date”) is less than the Net Purchase Payments made prior to the Benefit Date. The feature is designed for individuals who are seeking participation in the growth potential of the stock market and desire a level of contract value protection. The 10-Year Account Value Buffer benefit will provide a contract value credit of up to 10% or 20% of Net Purchase Payments (depending on which option is selected at issue) on the 10th Benefit Year Anniversary. After the credit is applied, the contract value will be less than or equal to Net Purchase Payments, but never greater than Net Purchase Payments. For example, if you elect the 10% option and your Net Purchase Payments are $100,000 and your contract value on the 10th Benefit Year Anniversary is $90,000, a credit of $10,000 will be applied to bring your contract value up to $100,000. However, if your contract value on the 10th Benefit Year Anniversary is $93,000, a credit of $7,000 will be applied to bring your contract value up to $100,000. Alternatively, if your contract value on the 10th Benefit Year Anniversary is $83,000, a credit of $10,000 will be applied bringing your contract value to $93,000. Therefore, the maximum credit that will ever be applied to the contract on the 10th Benefit Year Anniversary will either be 10% or 20% of Net Purchase Payments depending on which option you elect. Note: That maximum credit would only be applied if the account value on the anniversary is less than or equal to 10% or 20% of Net Purchase Payments. The 10-Year Account Value Buffer Benefit does not guarantee a specific outcome or performance of your investment in any of the investment options available to you under the contract, including the outcome or performance of the Variable Portfolios you are invested in, individually or collectively. If you plan to add subsequent Purchase Payments on or after the 6th Benefit Year Anniversary or after the age of 81, you should know that you will not be able to do so. Since the 10-Year Account Value Buffer Benefit may not guarantee a contract value that reflects a return of all Purchase Payments, it is important to realize that withdrawals from the contract on or after the 6th Benefit Year Anniversary may decrease the value of the Benefit. For example, if you make withdrawals on or after the 6th Benefit Year Anniversary, you will be reducing Net Purchase Payments made during the first six years of the contract. We will allocate the Benefit, if any, on the Benefit Date to the money market fund. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances. The 10-Year Account Value Buffer Benefit is subject to state availability. Please see APPENDIX C – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY. Please check with your financial representative for availability and additional restrictions. Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the 10-Year Account Value Buffer Benefit. Below is a glossary of terms and a summary of the key features of the 10-Year Account Value Buffer Benefit offered in your contract.Glossary of 10-Year Account Value Buffer Benefit Terms Benefit The one-time credit that will be made to your contract in the event your contract value on the 10th Benefit Year Anniversary is less than the Net Purchase Payments. Benefit Date The date in which you are eligible to receive the Benefit. The Benefit Date is the earlier of the 10th Benefit Year Anniversary or the date in which your contract value is reduced to zero in the event of poor investment performance. Benefit Effective Date The date the 10-Year Account Value Buffer Benefit is elected. The Benefit Effective Date is the same as the contract issue date. Benefit Percentage A percentage of either 10% or 20% selected by you on the Benefit Effective date that is used to calculate the amount of the Benefit. Benefit Quarter Each consecutive three-month period starting on the Benefit Effective Date. Benefit Quarter Anniversary The date following each consecutive three-month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day. For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1. Benefit Year Each consecutive one-year period starting on the Benefit Effective Date until the 10-Year Account Value Buffer Benefit is cancelled or terminated. Benefit Year Anniversary The date on which each Benefit Year begins. Net Purchase Payments We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal. Specified Guarantee Period The first 10 Benefit Years in which the 10-Year Account Value Buffer Benefit is effective if elected. The Specified Guarantee Period cannot be renewed or extended, and the Company will stop charging 10-Year Account Value Buffer Benefit fees after the 10th Benefit Year Anniversary regardless of whether or not the Benefit is applied to your contract value. The fee will no longer be assessed if the Benefit is applied to the contract prior to the 10th Benefit Year Anniversary as a result of the contract being reduced to zero due to performance.
Name of Benefit [Text Block]	10-Year Account Value Buffer Benefit
Operation of Benefit [Text Block]	When and how may I elect the 10-Year Account Value Buffer Benefit? The 10-Year Account Value Buffer Benefit may be elected at the time of contract issue. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the 10-Year Account Value Buffer Benefit, you must meet the minimum and maximum age requirements. You may not elect the 10-Year Account Value Buffer Benefit if the Benefit Date would be after the Latest Annuity Date. How does 10-Year Account Value Buffer Benefit Work? Once elected, the 10-Year Account Value Buffer Benefit will guarantee a credit to the contract value by applying the Benefit on the Benefit Date in the event your contract value is below the Net Purchase Payments as of the Benefit Date. On the Benefit Date, we will compare your contract value to your Net Purchase Payments. If your contract value is less than your Net Purchase Payments, the Benefit will be applied to your contract value. If your contract value is greater than or equal to your Net Purchase Payment, the Benefit will not be applied. If the Benefit is applied, the maximum amount of the Benefit will be equal to the Benefit Percentage you selected of the amount of your Net Purchase Payments. After the Benefit is applied, your contract value may be less than or equal to your Net Purchase Payments, it will never be greater than your Net Purchase Payments. If your contract value on the Benefit Date is more than 10% below your Net Purchase Payments, your contract value after the Benefit is applied will be less than your Net Purchase Payments because the amount of the Benefit is capped at 10% of Net Purchase Payments. How is the amount of the Benefit calculated? The amount of the Benefit is the lesser of (a) and (b) where: (a)is the greater of Net Purchase Payments minus the contract value on the Benefit Date, or zero.(b)is the Benefit Percentage multiplied by Net Purchase Payments as of the Benefit Date.Please see APPENDIX D — 10-YEAR ACCOUNT VALUE BUFFER EXAMPLES for detailed numerical examples. What fees are charged for electing the 10-Year Account Value Buffer Benefit? Once you elect the 10-Year Account Value Buffer Benefit, an annualized fee will be calculated and deducted from the contract value each Benefit Quarter Anniversary beginning on the first Benefit Quarter Anniversary and every Benefit Quarter Anniversary thereafter until the earlier of the Benefit Date or cancellation of the 10-Year Account Value Buffer Benefit. The amount deducted is a percentage of Net Purchase Payments as of each Benefit Quarter. The fees are as follows:
Benefit Percentage	Fee
10%	0.40%
20%	0.75%
The annualized fee will be calculated each Benefit Quarter Anniversary beginning on the first Benefit Quarter Anniversary after the contract issue date. For example, if you select the Benefit Percentage of 10%, the annual fee of 0.40% will be calculated each Benefit Quarter Anniversary at 0.10%. The fee will be multiplied by the Net Purchase Payments received as of the Benefit Quarter Anniversary the fee is calculated. The resulting amount will be deducted from the contract value each Benefit Quarter Anniversary beginning on the first Benefit Quarter Anniversary after the contract issue date. The amount deducted from the contract value will not exceed the lesser of (a) and (b) where: (a)is the fee amount calculated on that Benefit Quarter Anniversary.(b)is the contract value as of the same Benefit Quarter Anniversary.If you request to cancel the 10-Year Account Value Buffer Benefit before the 6th Benefit Year Anniversary, the cancellation will be effective as of the 6th Benefit Year Anniversary. If you request to cancel the 10-Year Account Value Buffer Benefit on or after the 6th Benefit Year Anniversary, the cancellation will be effective as of the end of the NYSE business day the request was made if received. In order for a request to cancel the 10-Year Account Value Buffer to be effective the same day a request is made, the request must be received by us in Good Order before the Transaction Cutoff. Upon cancellation of the 10-Year Account Value Buffer Benefit or if the 10-Year Account Value Buffer Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the cancellation or surrender occurs if you cancel or surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries. The fee will no longer apply if you annuitize your contract before the Benefit Date. What happens if my contract value is reduced to zero prior to the Benefit Date? If your contract value is reduced to zero before the Benefit Date due to poor investment performance and/or fees related to the optional benefits under the contract, we will consider this date the Benefit Date and you will be eligible to receive the Benefit. What happens to my 10-Year Account Value Buffer Benefit upon Spousal Continuation? If Spousal Continuation is elected, this feature may be canceled by your spouse at the time of your death or anytime after the 6th Benefit Year Anniversary. If your spouse does not cancel the 10-Year Account Value Buffer Benefit, the fee will continue to be charged and your spouse will receive the Benefit if the Benefit Date is not after the Latest Annuity Date. The amount of the Benefit and the Benefit Date will not be affected by the Spousal Continuation unless this feature is canceled by your spouse. Can I cancel the 10-Year Account Value Buffer Benefit? The 10-Year Account Value Buffer Benefit cannot be canceled by you prior to the 6th Benefit Year Anniversary, unless you surrender or annuitize your contract. Once cancellation is effective, the guarantee under the 10-Year Account Value Buffer Benefit is terminated. You may not re-elect or reinstate the 10-Year Account Value Buffer Benefit after cancellation. Upon the death of the first spouse, the surviving spouse (generally, the Continuing Spouse) may not cancel the 10-Year Account Value Buffer Benefit. Are there circumstances in which the 10-Year Account Value Buffer Benefit will be automatically cancelled? The 10-Year Account Value Buffer Benefit will be automatically cancelled if: •The Specified Guarantee Period ends;•Death occurs prior to the Benefit Date (if Joint Ownership, the 10-Year Account Value Buffer Benefit terminates upon the first death of a spouse unless Spousal Continuation is elected);•The contract is fully surrendered prior to the Benefit Date;•The contract is annuitized prior to the Benefit Date;•If the spouse continues and the Latest Annuity Date is before the Benefit Date;•You cancel the 10-Year Account Value Buffer Benefit on or after the 6th Benefit Year Anniversary; or•If your contract is terminated due to your minimum contract value falling below $2,500 as a result of withdrawals and/or fees and chargesHow does the 10-Year Account Value Buffer Benefit work together with the structured outcome funds offered under this variable annuity and how are they different? The Underlying Funds seek to deliver performance defined by upside capture parameters and seek to provide targeted downside protection based on the performance of one or more referenced indices. If the referenced index's price decreases in excess of the “buffer” over the outcome period of the Underlying Fund, you will bear any losses in excess of the buffer. If your contract value decreases due to poor performance of your investment options such as losses in excess of the buffer or simply through the application of fees and expenses, the 10-Year Account Value Buffer will provide you a one-time credit to your contract value on the 10th Benefit Year Anniversary if your contract value is lower than your Net Purchase Payments.
Advanced Outcomes Annuity 333-254664 | ReturnofPurchasePaymentDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of contract value or Net Purchase Payments
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issuance. Once elected, death benefit option cannot be changed.•Cannot be elected by anyone who is age 76 or older.•Must notify us in writing of the beneficiary(ies) who will receive any death benefit payments under the contract.•Only effective during the Accumulation Phase.•Withdrawals may significantly reduce the Benefit.•We do not pay a death benefit if contract value is reduced to zero.•May not be available for election through the broker-dealer with which your financial representative is affiliated.•The broker-dealer with which your financial representative is affiliated may require you to elect the optional death benefit at time of contract issue.
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Operation of Benefit [Text Block]	Optional Return of Purchase Payment Death Benefit For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.20% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The optional Return of Purchase Payment death benefit cannot be elected by anyone who is age 76 or older. The following describes the Return of Purchase Payment death benefit: The death benefit is the greater of: 1.Contract value; or2.Net Purchase Payments.Please see APPENDIX E –OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT EXAMPLES.
Advanced Outcomes Annuity 333-254664 | TenYearAccountValueBufferBenefit10PercentBenefitBufferMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Advanced Outcomes Annuity 333-254664 | TenYearAccountValueBufferBenefit20PercentBenefitBufferMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Advanced Outcomes Annuity 333-254664 | DeathBenefitDefinedTermsMember
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Defined Terms Net Purchase Payment is an on-going calculation. It does not represent a contract value. We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.The Company does not accept Purchase Payments from anyone who is age 86 or older. The optional Return of Purchase Payment death benefit cannot be elected by anyone who is age 76 or older. Therefore, if the optional Return of Purchase Payment death benefit is elected, we will not accept Purchase Payments from anyone who is age 76 or older. The death benefit calculations assume that no Purchase Payments are received from anyone who is age 76 or older.
Advanced Outcomes Annuity 333-254664 | SpousalContinuationMember
Prospectus:
Operation of Benefit [Text Block]	Spousal Continuation The Continuing Spouse may elect to continue the contract after your death. A Spousal Continuation can only take place once, upon the death of the original Owner of the contract. Upon election of Spousal Continuation: •Generally, the contract, its benefits and elected features, if any, remain the same.•Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.•Continuing Spouse may not terminate the Return of Purchase Payment death benefit if elected at contract issue.•Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.Non-spousal joint Owners (including Domestic Partners) are not eligible for Spousal Continuation, under current tax law. Upon a Spousal Continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a Spousal Continuation as of the date we receive the following at the Annuity Service Center:
•Death Claim form; and
•Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the end of the NYSE business day we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) if received at the Annuity Service Center before the Transaction Cutoff. In order to process a Continuation Contribution the same day a request is made, both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner must be received by us before the Transaction Cutoff. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see APPENDIX B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
Advanced Outcomes Annuity 333-254664 | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]
Death Benefits
 You must elect one of the death benefit options at the time you purchase your contract. An option may be available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you. We do not pay a death benefit if: •your contract value is reduced to zero; or•you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below. •If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.•If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.•If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.Death Benefit Processing We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)A certified copy of the death certificate; or
(2)A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated All death benefit calculations are made as of the end of the business day all required documentation is received in Good Order at the Annuity Service Center if received before the Transaction Cutoff. In order to calculate death benefits the same day a request is made, the request and all required documentation must be received by us in Good Order before the Transaction Cutoff. If we are unable to process a death claim at the time we receive notification of the death because required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to the money market fund by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer; otherwise the contract value will be invested in accordance with the Owner’s instructions prior to death. If we receive notification of the Owner’s death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction. For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract. Please see APPENDIX E — OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT EXAMPLES.Death Benefit Settlement Options Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order. •Lump sum payment; or•Annuity Income Option; or•Continue the contract as the Spousal Beneficiary, or under a Beneficiary continuation option, if available; or•Payment option that is mutually agreeable between you and usAfter 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law. In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.